Label	Element	Value
First Eagle High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Eagle High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	First Eagle High Income Fund (“High Income Fund”) seeks to provide investors with a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the High Income Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information describes the fees and expenses you may pay if you buy, hold, and sell shares of the High Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the High Income Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 108 and 115, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

There are transaction costs due to the bid/ask spread in the case of bonds or commissions in the case of stocks. The High Income Fund pays transaction costs, such as commissions, when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 55.38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.38%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $100,000 in the High Income Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the High Income Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the management fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its investment objective, the High Income Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds. Such high yield instruments may include corporate bonds and loans, municipal bonds, convertible securities, and mortgage-backed and asset-backed securities. The Fund may invest in, and count for the purposes of this 80% allotment, unrated securities or other instruments deemed by the Fund’s Adviser to be below investment grade. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

The Fund may invest its assets in the securities of both U.S. and foreign issuers. The Fund may also invest (typically for hedging purposes) in derivative instruments such as options, futures contracts and options on futures contracts, credit default swaps, and swaps and options on indices.

The Fund may invest in securities with any investment rating or time to maturity.

For more information about the High Income Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, you may lose money by investing in the High Income Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the High Income Fund, which could adversely affect its net asset value and total return, are:

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Generally, debt instruments with long maturities and low coupons have the longest durations. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. In addition, with historically low interest rates in the United States and abroad, there is risk of significant future rate moves and related economic and market impacts.

•

High Yield Risk — The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) under normal market conditions in debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

•

Market Risk — The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Markets can be volatile, and values of individual securities and other investments at times may decline significantly and rapidly. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate volatility. Rapid changes in value or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the value or time of its choosing and can result in losses.

•	Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments, which can be denominated in any applicable foreign currency, are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.
•

Convertible Security Risk — Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating and changes in interest rates and other general economic, industry and market conditions.

•

Illiquid Investment Risk — Holding illiquid securities restricts or otherwise limits the ability for the Fund to freely dispose of its investments for specific periods of time. The Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds, is generally less liquid than the market for higher-quality debt instruments.

•

Call Risk — The Fund may be subject to the risk that an issuer will exercise its right to pay principal on a debt obligation (such as a convertible security) that is held by the Fund earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities.

•

Prepayment Risk — Certain instruments, especially mortgage-backed securities, for example, are susceptible to the risk of prepayment by borrowers. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in other assets, which may lower returns. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage-backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell.

•	Bank Loan Risk — The Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them, especially in the case of leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

•

Corporate Bond Risk — The market value of a corporate bond may be affected by factors directly related to the issuer and by factors not directly related to the issuer, such as general market liquidity. The market value of corporate bonds generally may be expected to rise and fall inversely with interest rates, and as a result, corporate bonds may lose value in a rising-rate environment.

•

Municipal Bond Risk — Like other bonds, municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest.

•

Mortgage- and Asset-Backed Securities Risk — Mortgage- and certain asset-backed securities permit early repayment of principal based on prepayment of the underlying assets, and changes in the rate of repayment affect the price and volatility of an investment. If prepayments occur more quickly than expected, the Fund receives lower interest payments than it expects. If prepayments occur more slowly than expected, it delays the return of principal to the Fund. Securities issued by certain U.S. government-sponsored entities (“GSEs”) are not issued or guaranteed by the U.S. Treasury, and there is no assurance the U.S. government will provide support in the event a GSE issuer cannot meet its obligations.

•	Changes in Debt Ratings Risk — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.
•

Defaulted Securities Risk — The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. The Fund may use derivatives in seeking to reduce the impact of foreign exchange rate changes on the Fund’s value. The Fund may at times also purchase derivatives linked to relevant market indices as either a hedge or for investment purposes. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.

•

Options Risk — The Fund may engage in various options transactions in which the Fund typically seeks to limit investment risk by purchasing the right to buy or sell, or by selling the obligation to buy or sell, a security at a set price in the future. The Fund pays a premium when buying options and receives a premium when selling options. When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.

•

Swaps Risk — Swap agreements (including credit default and index) are derivatives contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. In addition to the risks generally applicable to derivatives, risks associated with swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

•

LIBOR Risk — The risk that potential changes related to the use of the London Interbank Offered Rate (“LIBOR”) could have adverse impacts on financial instruments that reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR, especially those that do not have fallback provisions.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the High Income Fund, please see the More Information about the Funds’ Investments section.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, you may lose money by investing in the High Income Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The High Income Fund commenced operations in its present form on or about December 30, 2011 and is the successor to the Old Mutual High Yield Fund (the “Predecessor Fund”) pursuant to a reorganization on or about that same date. The Predecessor Fund had similar investment objectives and strategies as the Fund, but was managed by another investment adviser.

The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/high-income-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.334.2143
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.feim.com/individual-investors/fund/high-income-fund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Class I†
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

†	Year-to-date performance as of October 31, 2020: 2.83%.
*	For the period presented in the bar chart above.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter*		Worst Quarter*
Second Quarter 2020	9.88%	First Quarter 2020	-12.11%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Oct. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The following average annual total returns table discloses after-tax returns only for Class I shares. After-tax returns for Class A, Class C, Class R3, Class R4, Class R5 and Class R6 shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following average annual total returns table discloses after-tax returns only for Class I shares.

After-tax returns for Class A, Class C, Class R3, Class R4, Class R5 and Class R6 shares will vary. Returns shown for Class I shares assume commencement of operations on November 19, 2007, which is the date of organization of the Predecessor Fund. Returns shown for Class A and Class C assume commencement of operations on January 3, 2012, which is the date of inception for these share classes. Returns shown for Class I shares include the returns of the Predecessor Fund for periods prior to January 1, 2012. While only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2020
First Eagle High Income Fund | Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.11%
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2012
First Eagle High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[3]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.33%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Operating Expenses After Fee Waiver (%)	rr_NetExpensesOverAssets	1.23%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 570
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	843
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,137
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,971
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	570
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	843
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,137
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,971
1 Year	rr_AverageAnnualReturnYear01	2.14%
5 Years	rr_AverageAnnualReturnYear05	6.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2012
First Eagle High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[3]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	2.10%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Operating Expenses After Fee Waiver (%)	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	648
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,120
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,423
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	648
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,120
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,423
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	6.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 2012
First Eagle High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[3]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.04%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Operating Expenses After Fee Waiver (%)	rr_NetExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	321
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	564
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,262
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	321
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	564
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,262
Annual Return 2011	rr_AnnualReturn2011	4.08%
Annual Return 2012	rr_AnnualReturn2012	15.19%
Annual Return 2013	rr_AnnualReturn2013	6.92%
Annual Return 2014	rr_AnnualReturn2014	(0.24%)
Annual Return 2015	rr_AnnualReturn2015	(7.04%)
Annual Return 2016	rr_AnnualReturn2016	17.19%
Annual Return 2017	rr_AnnualReturn2017	4.86%
Annual Return 2018	rr_AnnualReturn2018	(0.42%)
Annual Return 2019	rr_AnnualReturn2019	8.93%
Annual Return 2020	rr_AnnualReturn2020	7.32%
1 Year	rr_AverageAnnualReturnYear01	7.32%
5 Years	rr_AverageAnnualReturnYear05	7.42%
10 Years	rr_AverageAnnualReturnYear10	5.45%
First Eagle High Income Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	5.12%
10 Years	rr_AverageAnnualReturnYear10	2.83%
First Eagle High Income Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.24%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	3.04%
First Eagle High Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[3]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.45%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Operating Expenses After Fee Waiver (%)	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	783
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,727
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	449
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	783
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,727
1 Year	rr_AverageAnnualReturnYear01	6.73%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
First Eagle High Income Fund | Class R3 | Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.11%
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
First Eagle High Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	1.04%	[3]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.84%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Operating Expenses After Fee Waiver (%)	rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	986
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,150
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	986
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,150
1 Year	rr_AverageAnnualReturnYear01	6.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019
First Eagle High Income Fund | Class R4 | Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.11%
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019
First Eagle High Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[3]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.25%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Operating Expenses After Fee Waiver (%)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	677
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,502
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	387
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	677
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,502
1 Year	rr_AverageAnnualReturnYear01	6.98%
Since Inception	rr_AverageAnnualReturnSinceInception	6.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019
First Eagle High Income Fund | Class R5 | Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.11%
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2019
First Eagle High Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[3]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.07%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Operating Expenses After Fee Waiver (%)	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	330
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	580
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,297
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	330
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	580
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,297
1 Year	rr_AverageAnnualReturnYear01	7.28%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
First Eagle High Income Fund | Class R6 | Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.11%
5 Years	rr_AverageAnnualReturnYear05	8.59%
10 Years	rr_AverageAnnualReturnYear10	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017

[1]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
[2]	The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.10% of the average daily value of the Fund’s net assets for the period through February 28, 2022. This agreement may not be terminated during its term without the consent of the Board of Trustees. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.70% to 0.60%.
[3]	“Other Expenses” shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2020.